Summary of Significant Accounting Policies - Content Partner Royalty Expenses, Financial Instruments (Details)-10K - shares	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2021
Class of Warrant or Right [Line Items]
Warrants purchased	45,667,000	705,882	705,882
Private Placement Warrants - Sponsor
Class of Warrant or Right [Line Items]
Warrants purchased	16,300,000